FHLB Advances And Other Debt	12 Months Ended
Dec. 31, 2019
FHLB Advances And Other Debt [Abstract]
FHLB Advances And Other Debt

NOTE 10 –FHLB ADVANCES AND OTHER DEBT

FHLB advances and other debt were as follows:

	Weighted
	Average Rate	December 31, 2019	December 31, 2018
FHLB fixed rate advances
Maturities:
2019	-	$-	$3,500
2020	1.98%	4,500	4,500
2021	2.32%	4,000	4,000
2022	2.05%	1,500	1,500
2024	1.90%	6,500	-
Total FHLB fixed rate advances		16,500	13,500

Variable rate other debt:
Holding Company credit facility	5.50%	5,000	6,000
Warehouse facility	4.00%	7,517	-
Total variable rate other debt		12,517	6,000
Total		$29,017	$19,500

Each FHLB advance is payable at its maturity date, with a prepayment penalty.

The advances were collateralized as follows:

	December 31, 2019	December 31, 2018
Single-family mortgage loans	$79,144	$70,140
Multi-family mortgage loans	21,258	18,841
Commercial real estate loans (1-4 family)	6,639	5,986
Home equity lines of credit	5,028	6,446
Securities	3,074	4,058
Cash	3,300	3,300
Total	$118,443	$108,771

Based on the collateral pledged to the FHLB, CFBank was eligible to borrow up to a total of $88,953 from the FHLB at December 31, 2019.

Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2019
2020	$12,517
2021	4,500
2022	5,500
2023	-
2024	6,500
$29,017

The Holding Company had an existing credit facility with a third-party bank which was modified to a $10,000 revolving line-of-credit in December 2018.  In December 2019, the $5,000 outstanding balance on the existing line-of-credit was converted to a $5,000 term loan with an additional $10,000 revolving line-of-credit.  The new term loan requires quarterly principal payments of $125 plus accrued interest.  Any remaining principal is due and payable on the maturity date, which is December 23, 2022.  Loans under the credit facility bear interest at a rate equal to the Prime Rate plus 0.75%.  The purpose of the credit facility is to provide an additional source of liquidity for the Holding Company and to provide funds for the Holding Company to downstream as additional capital to CFBank to support growth.  As of December 31, 2019, the Company had an outstanding balance of $5,000 on the term loan and no outstanding balance on the revolving line-of-credit.  At December 31, 2018, the credit facility had an outstanding balance of $6,000.

At December 31, 2018, CFBank had $8,000 of availability in an unused line of credit at a commercial bank.  During the third quarter of 2019, CFBank added an additional $15,000 line of credit at another commercial bank.  There were no outstanding borrowings on these lines of credit at December 31, 2019 or December 31, 2018.  If CFBank were to borrow on these lines of credit, interest would accrue daily at a variable rate based on the commercial bank’s cost of funds and current market returns.

During the fourth quarter of 2019, CFBank entered into a $25,000 warehouse facility with a commercial bank.  The warehouse facility is used to periodically fund loans held for sale from the close (funding) date until they are sold in the secondary market.  Borrowings on the facility bear interest at the greater of 30 Day Libor plus 2.00% or 4.00% and are secured by the specific loans that were funded.  At December 31, 2019, the warehouse facility had an outstanding balance of $7,517.

There were no outstanding borrowings with the Federal Reserve Bank (the “FRB”) at December 31, 2019 or at December 31, 2018.

Assets pledged as collateral with the FRB were as follows:

	2019	2018
Commercial loans	$38,317	$29,578
Commercial real estate loans	77,733	76,332
	$116,050	$105,910

Based on the collateral pledged, CFBank was eligible to borrow up to $65,614 from the FRB at year-end 2019.